SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2025
SEGMENT INFORMATION

17.	SEGMENT INFORMATION

The Company and its subsidiaries operate in a single segment; the design, manufacture and sale of semiconductor products and services for commercial applications. The Company’s operating and reporting segment reflects the management reporting structure of the organization and the manner in which the chief operating decision maker regularly assesses information for decision making purposes, including the allocation of resources. A summary of the Company’s operations is below:

OPEL, ODIS, POET Shenzhen, PTM, SPX and PTS

OPEL, ODIS, POET Shenzhen, PTM, SPX and PTS are the designers and developers of the POET Optical Interposer platform and optical engines based on the POET Optical Interposer platform.

BB Photonics

BB Photonics developed photonic integrated components for the datacom and telecom markets utilizing embedded dielectric technology that enabled the partial integration of active and passive devices into photonic integrated circuits. BB Photonics’ operation is currently dormant.

On a consolidated basis, the Company operates geographically in Malaysia, Singapore, China (collectively “Asia”), the United States and Canada. Geographical information is as follows:

	2025
As of December 31,	Asia	US	Canada	Consolidated
Current assets	$1,325,632	$358,665	$312,777,534	$314,461,831
Long-term deposit	208,125	-	-	208,125
Property and equipment	11,914,787	319,041	-	12,233,828
Patents and licenses	-	556,375	-	556,375
Right of use asset	1,112,279	-	-	1,112,279
Total Assets	$14,560,823	$1,234,081	$312,777,534	$328,572,438

Year Ended December 31,	Asia	US	Canada	Consolidated
Revenue	$1,074,865	$-	$-	$1,074,865
Selling, marketing and administration	(5,246,942)	(8,000,257)	(11,834,758)	(25,081,957)
Research and development	(15,474,358)	(2,405,183)	(204,762)	(18,084,303)
Interest expense	(144,046)	-	-	(144,046)
Loss on fair value of derivative
warrant liability	-	-	(25,280,833)	(25,280,833)
Other income, including interest	30,352	-	4,522,709	4,553,061
Net loss	$(19,760,129)	$(10,405,440)	$(32,797,644)	$(62,963,213)

	2024
As of December 31,	Asia	US	Canada	Consolidated
Current assets	$1,325,632	$341,240	$53,815,162	$55,482,034
Long-term deposit	107,890	-	-	107,890
Property and equipment	12,256,402	501,280	-	12,757,682
Patents and licenses	-	606,708	-	606,708
Right of use asset	677,553	20,582	-	698,135
Total Assets	$14,367,477	$1,469,810	$53,815,162	$69,652,449

POET TECHNOLOGIES INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Expressed in US Dollars)

17.	SEGMENT INFORMATION (Continued)

Year Ended December 31,	Asia	US	Canada	Consolidated
Revenue	$41,427	$-	$-	$41,427
Selling, marketing and administration	(3,329,834)	(6,615,379)	(8,826,208)	(18,771,421)
Research and development	(7,536,414)	(3,618,983)	(179,244)	(11,334,641)
Loss on the acquisition of the remaining interest of SPX	-	-	(6,852,687)	(6,852,687)
Interest expense	(74,644)	(28,029)	-	(102,673)
Loss on fair value of derivative warrant liability	-	-	(20,631,082)	(20,631,082)
Other income, including interest	5,873	-	942,083	947,956
Forgiveness of Covid-19 government support loans	-	-	7,298	7,298
Net loss	$(10,893,592)	$(10,262,391)	$(35,539,840)	$(56,695,823)

	2023
As of December 31,	Asia	US	Canada	Consolidated
Current assets	$326,926	$149,227	$2,693,592	$3,169,745
Property and equipment	4,089,653	533,575	-	4,623,228
Patents and licenses	-	502,055	-	502,055
Right of use asset	379,462	102,927	-	482,389
Total Assets	$4,796,041	$1,287,784	$2,693,592	$8,777,417

The Year Ended December 31,	Asia	US	Canada	Consolidated
Revenue	$465,777	$-	$-	$465,777
Selling, marketing and administration	$(2,753,484)	$(6,226,291)	$(1,815,380)	$(10,795,155)
Research and development	(6,249,120)	(3,662,418)	(166,392)	(10,077,930)
Loss on fair value of derivative
warrant liability	-	-	(24,865)	(24,865)
Interest expense	(27,906)	(42,276)	-	(70,182)
Gain on contribution of intellectual to joint venture	1,031,807	-	-	1,031,807
Other income, including interest	-	-	234,990	234,990
Share of loss in joint venture	(1,031,807)	-	-	(1,031,807)
Net loss	$(8,564,733)	$(9,930,985)	$(1,771,647)	$(20,267,365)